Subsequent Events (Detail Textuals)	1 Months Ended	0 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended							0 Months Ended		1 Months Ended		0 Months Ended																	1 Months Ended					2 Months Ended	12 Months Ended	6 Months Ended	1 Months Ended	0 Months Ended						1 Months Ended	0 Months Ended							1 Months Ended							0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended						0 Months Ended		1 Months Ended	0 Months Ended
	Jun. 24, 2014 USD ($)	Apr. 11, 2014 USD ($)	Mar. 14, 2014 USD ($)	Jan. 10, 2014 USD ($)	Mar. 28, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2013 2014 USD ($)	Dec. 31, 2013 2015 USD ($)	Sep. 19, 2013 Restricted Stock [Member] USD ($)	Aug. 30, 2013 Restricted Stock [Member] USD ($)	Jul. 31, 2013 Restricted Stock [Member] USD ($)	May 31, 2013 Restricted Stock [Member] USD ($)	Feb. 13, 2014 Plan 401 K Restricted Stock [Member] USD ($)	Jan. 15, 2013 Plan 401 K Restricted Stock [Member] USD ($)	May 06, 2014 Standby Equity Distribution Agreement USD ($)	Mar. 21, 2014 Standby Equity Distribution Agreement USD ($)	Feb. 14, 2014 Standby Equity Distribution Agreement USD ($)	Jan. 24, 2014 Standby Equity Distribution Agreement USD ($)	Jan. 17, 2014 Standby Equity Distribution Agreement USD ($)	Jan. 08, 2014 Standby Equity Distribution Agreement USD ($)	Dec. 18, 2013 Standby Equity Distribution Agreement USD ($)	Nov. 26, 2013 Standby Equity Distribution Agreement USD ($)	Oct. 15, 2013 Standby Equity Distribution Agreement USD ($)	Sep. 11, 2013 Standby Equity Distribution Agreement USD ($)	Jul. 17, 2013 Standby Equity Distribution Agreement USD ($)	Jun. 03, 2013 Standby Equity Distribution Agreement USD ($)	May 22, 2013 Standby Equity Distribution Agreement USD ($)	May 14, 2013 Standby Equity Distribution Agreement USD ($)	Apr. 26, 2013 Standby Equity Distribution Agreement USD ($)	Apr. 30, 2014 Standby Equity Distribution Agreement USD ($)	Oct. 31, 2013 Standby Equity Distribution Agreement USD ($)	Sep. 30, 2013 Standby Equity Distribution Agreement USD ($)	Jul. 31, 2013 Standby Equity Distribution Agreement USD ($)	May 04, 2011 Standby Equity Distribution Agreement	Jun. 30, 2013 Standby Equity Distribution Agreement USD ($)	Dec. 31, 2013 Standby Equity Distribution Agreement USD ($)	Jun. 30, 2014 Officer [Member]	Jun. 24, 2014 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Apr. 11, 2014 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Mar. 14, 2014 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Jul. 29, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Jul. 09, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	May 27, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Feb. 14, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	May 31, 2013 Accredited Investor [Member] Restricted Stock [Member] USD ($)	Aug. 18, 2014 Subsequent Event	Aug. 15, 2014 Subsequent Event USD ($)	Apr. 11, 2014 Subsequent Event USD ($)	Apr. 11, 2014 Subsequent Event OMR	Mar. 03, 2014 Subsequent Event USD ($)	Mar. 03, 2014 Subsequent Event OMR	Jan. 10, 2014 Subsequent Event USD ($)	Oct. 31, 2014 Subsequent Event USD ($)	Aug. 31, 2014 Subsequent Event USD ($)	Mar. 28, 2014 Subsequent Event USD ($)	Sep. 17, 2014 Subsequent Event Omagine LLC USD ($)	Sep. 17, 2014 Subsequent Event Omagine LLC OMR	Jul. 07, 2014 Subsequent Event Omagine LLC USD ($)	Jul. 07, 2014 Subsequent Event Omagine LLC OMR	Feb. 13, 2014 Subsequent Event Plan 401 K Restricted Stock [Member] USD ($)	Mar. 28, 2014 Subsequent Event 2014 Stock Option Plan USD ($)	Mar. 06, 2014 Subsequent Event 2014 Stock Option Plan	Apr. 08, 2014 Subsequent Event Standby Equity Distribution Agreement USD ($)	Feb. 28, 2014 Subsequent Event Standby Equity Distribution Agreement USD ($)	Jan. 31, 2014 Subsequent Event Standby Equity Distribution Agreement USD ($)	Apr. 11, 2014 Subsequent Event $5 Warrant	Apr. 11, 2014 Subsequent Event $10 Warrant	Sep. 22, 2014 Subsequent Event OMAG Final Equity Investment USD ($)	Sep. 22, 2014 Subsequent Event OMAG Final Equity Investment OMR	Apr. 11, 2014 Subsequent Event Accredited Investor [Member]	Mar. 14, 2014 Subsequent Event Accredited Investor [Member] USD ($)	Apr. 30, 2014 Subsequent Event Accredited Investor [Member] USD ($)	Apr. 11, 2014 Subsequent Event Accredited Investor One [Member]
Subsequent Event [Line Items]
Restricted stock discount						17.00%	18.00%																																																		17.00%			17.00%
Method of discount calculation						Finnerty Method																																																			Finnerty Method			Finnerty Method
Warrants expiration																																																																											Warrants that expire on December 31, 2014
Restricted shares of common stock issued, Shares	15,000	7,500	3,500	34,374												37,273	33,889																											150,000	70,000	27,273	10,000	8,889	100,000	25,000		1,000,000					34,374																			70,000	150,000
Restricted shares of common stock issued, Value	$ 19,920	$ 10,147	$ 6,101	$ 26,248		$ 642,100	$ 75,000									$ 40,000	$ 35,000																								$ 5,330		$ 422,100	$ 150,000	$ 70,000	$ 30,000	$ 10,000	$ 10,000	$ 125,000	$ 25,000							$ 26,248																			$ 70,000	$ 150,000
Proceeds from issuance of common stock to YA						310,000	205,000	90,000	230,000											50,000	25,000	150,000	25,000	20,000	25,000	15,000	15,000	10,000	10,000	25,000	50,000	35,000	35,000	25,000	150,000	10,000	10,000	25,000		145,000	15,000																											25,000	175,000	60,000
Number of common stock issued to YA																				32,270	13,597	68,493	31,705	24,912	29,687	18,277	16,754	10,371	9,686	22,762	35,026	22,446	23,436	20,613	85,822	10,371	9,686	22,762		103,521	16,754																											13,597	100,198	72,876
Number of shares committed to issue to eligible employees																		73,315	55,253																																														75,315
Value of the shares committed to issue to eligible employees						76,250												76,250	76,250																																														76,250
Closing bid price																																																									$ 0.92			$ 2.10					$ 1.04
Additional advances																																																					31,200	12,000	36,400	14,000
Total advances																																																					106,600	41,000
Number of eligible employees																																																																	Two of the three such eligible employees are directors of the Company and all three are officers of the Company.
Common stock reserve for issuance																																																																			3,000,000								1,195,300			1,636,420
Issuance of common stock for consulting services					6,101	36,168				7,501	750			9,020	29,520																																													3,500
Number of shares issued for services					3,500	26,000								10,000	30,000																																													6,101
Stock option granted																																										1,049,000																								40,000
Stock option granted, value																																																																		55,376
Stock options vested																																																																		30,000
Stock options expected to vest																																																																		10,000
Stock options exercisable price																																																																		$ 1.80
Stock option expiration period																																																																		5 years
Stock Options term, assumptions																																																																		5 years
Stock Options volatility, assumptions																																																																		106.00%
Stock Options risk free interest rate, assumptions																																																																		1.75%
Stock options cost, expensed						45,069						51,914	3,462
Common stock, shares issued						15,955,798	14,935,038	14,369,041																																																																			15,454,898
Common stock, shares outstanding						15,955,798	14,935,038	14,369,041																																																																			15,454,898			15,896,018
Accredited investor percentage																																																																											7.70%			10.30%
Class of warrant or right exercisable		441,120																																																																					220,560	220,560
Class of warrant or right, unissued		441,120
Cash advances																																																													13,000	5,000	39,000	15,000									182,000	70,000
Number of restricted shares issued	362,308	150,000	70,000																																				244,216				362,308	150,000								362,308
Transferred warrants to an affiliate																																																				240,000
Warrants at an exercise price																																																				$ 1.40
Transferred warrants to an affiliate value																																																				336,000
Subsequent event, Description																																																			Pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended for a third time to June 30, 2015. All other terms and conditions of the Strategic Warrants remained the same. All Strategic Warrants expire on June 30, 2015 unless redeemed earlier by Omagine upon 30 days prior written notice to the Strategic Warrant holders.
Non U.S. affiliate fees																																																										$ 16,375	$ 16,800